Dreyfus Dynamic Alternative Fund, Inc.

Incorporated herein by reference is the definitive version of the above-referenced fund's prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 2, 2012 (SEC Accession No. 0001478223-12-000008).